Commitments and Licensing Fee (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 22, 2021	Dec. 31, 2022	Jun. 30, 2023
Commitments and Licensing Fee (Details) [Line Items]
Description of financing transaction			the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to the disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by to the Company from each such investment transaction closing. The warrant exercise price is defined as the lower of: (1) the fair market value price per share of the Company’s common stock as of each such financing closing date, (2) the price per share paid by investors in each respective financing, (3) in the event that securities convertible are sold in the financing, the conversion price of such securities, or (4) in the event that warrants or other rights are issued in the financing, the exercise price of such warrants or other rights.
Process of private placement		$ 12,000,000
Percentage of private placement fee		33.00%
Engagement letter established accountable expenses up to an aggregate			$ 230,000
Annual licence fee	$ 350,000		262,500
Revenue sharing percentage				88.00%
Expense related to revenue sharing			$ 70,000
Minimum [Member]
Commitments and Licensing Fee (Details) [Line Items]
Revenue sharing percentage	0.50%
Maximum [Member]
Commitments and Licensing Fee (Details) [Line Items]
Revenue sharing percentage	10.00%